20. Regulatory Capital Requirements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Company [Member]
Total capital to risk-weighted assets amount	$ 51,304	$ 47,385
Total capital to risk-weighted assets ratio	13.09%	12.57%
Tier I capital to risk-weighted assets amount	45,027	40,724
Tier I capital to risk-weighted assets ratio	11.48%	10.80%
Tier I capital to average assets amount	45,027	40,724
Tier I capital to average assets ratio	8.04%	7.27%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	31,365	30,164
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,682	15,082
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,409	22,416
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio
Bank [Member]
Total capital to risk-weighted assets amount	50,765	46,796
Total capital to risk-weighted assets ratio	12.97%	12.44%
Tier I capital to risk-weighted assets amount	45,873	42,440
Tier I capital to risk-weighted assets ratio	11.72%	11.28%
Tier I capital to average assets amount	45,873	42,440
Tier I capital to average assets ratio	8.20%	7.58%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	31,314	30,099
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,657	15,049
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,386	22,387
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	39,143	37,623
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	23,486	22,574
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 27,983	$ 27,984
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%